Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	161,975,538	59,050,867	45,743,298	57,249,552
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		35,000		35,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	233,060	599,800		5,052,497
Note Convertible into Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	161,742,478	58,416,067	45,743,298	52,162,055